INSTRUMENTS AND CREDIT RISK CONCENTRATIONS	12 Months Ended
Jul. 31, 2024
Fair Value Disclosures [Abstract]
INSTRUMENTS AND CREDIT RISK CONCENTRATIONS

8. INSTRUMENTS AND CREDIT RISK CONCENTRATIONS:

The following disclosure of estimated fair value was determined by the Company using available market information and appropriate valuation methods. Considerable judgment is necessary to develop estimates of fair value. The estimates presented herein are not necessarily indicative of the amounts that could be realized upon disposition of the financial instruments.

The Company estimates the fair value of its financial instruments using the following methods and assumptions: (i) quoted market prices, when available, are used to estimate the fair value of investments in marketable debt and equity securities; (ii) discounted cash flow analyses are used to estimate the fair value of long-term debt, using the Company’s estimate of current interest rates for similar debt; and (iii) carrying amounts in the consolidated balance sheet approximate fair value for cash and cash equivalents, restricted cash, and tenant security deposits due to their high liquidity.

	July 31, 2024		July 31, 2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents	$1,243,977	$1,243,977	$1,215,921	$1,215,921
Restricted cash	$1,041,624	$1,041,624	$1,001,814	$1,001,814
Marketable securities	$—	$—	$2,300,441	$2,300,441
Security deposit payable	$1,077,964	$1,077,964	$1,005,925	$1,005,925
Mortgages payable	$3,890,765	$3,212,060	$5,198,836	$4,558,652

Financial instruments that are potentially subject to concentrations of credit risk consist principally of restricted cash, cash and cash equivalents, and receivables. Restricted cash, cash and cash equivalents are placed with multiple financial institutions and instruments to minimize risk. No assurance can be made that such financial institutions and instruments will minimize all such risk.

As of July 31, 2024, three tenants accounted for approximately 51.45% and in 2023, four tenants accounted for approximately 60.61% of receivables. During the years ended July 31, 2024 and 2023, respectively, two tenants accounted for 27.54% and 29.43% of total rental revenue.